RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Company entered into the transactions below with related parties.
a)Brookfield Reinsurance agreements
The Company has an outstanding equity commitment in the amount of $2.0 billion from Brookfield to fund future growth, which the Company may draw on from time to time. As of June 30, 2023, there were no amounts drawn under the equity commitment.
In 2021, the Company entered into a credit agreement with Brookfield (the “Brookfield Credit Agreement”) as lender for a three-year revolving credit facility which subsequently increased to $400 million in March 2022. As of June 30, 2023, there were no amounts drawn on the credit facilities under the Brookfield Credit Agreement.
The following table reflects the related party agreements and transactions for the six months ended June 30 in the statements of operations:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2023	2022	2023	2022
Credit agreement fees with Brookfield	$—	$—	$—	$—
Support agreement fees with Brookfield	—	—	—	—
Rights agreement fees to Brookfield	—	—	—	—
Administration fees with Brookfield	1.7	0.3	3.4	0.5
Investment management fees to Brookfield Asset Management	15.0	7.0	30.0	11.0
Brookfield licensing agreement fees	—	—	—	—
Outsourcing fees paid to Brookfield	0.2	0.2	0.9	0.5
Outsourcing arrangements payable	—	0.1	0.3	0.2
b)Other related party transactions
On March 10, 2020, Brookfield Annuity Corporation ("BAC") entered into lease and building service arrangements with Brookfield Properties (Canada) Inc. and BPO Ontario Properties Ltd. (collectively, “BPO”), subsidiaries of Brookfield. The amount paid to BPO for the leased office facilities and building maintenance for the six months ended June 30, 2023 totaled $0.3 million (June 30, 2022 – $0.3 million). As at June 30, 2023, lease liabilities relating to this arrangement were $1 million (June 30, 2022 – $2 million).
During the six month period, subsidiaries of the Company purchased investments of $1.6 billion from Brookfield and its subsidiaries. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the financial statements.
The Company had $339 million of cash on deposit with wholly-owned subsidiaries of Brookfield as at June 30, 2023 (June 30, 2022 – $70 million).